Trade payables and other current liabilities - Schedule of Trade And Other Payables (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Fixed assets payables	€ 0	€ 173
Accrued expenses - clinical trials	14,373	11,369
Other trade payables	4,766	6,695
Total trade and other payables	€ 19,139	€ 18,237